Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities
Other Liabilities
Other liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred revenue—long term	$245	$351
Asset retirement obligations	8,319	8,093
Contract obligations—long term	—	88
Other deferred expenses	64	80
	$8,628	$8,612